UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08842

 Name of Fund:  BBH U.S. Money Market Portfolio

 Fund Address:  40 Water Street
 Boston, MA  02109-3661

 Name and address of agent for service:
Michael D. Martins, Principal Financial Officer,
BBH U.S. Money Market Portfolio, 40 Water Street,
Boston, MA, 02109.
Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:
(800) 625-5759

Date of fiscal year end: JUNE 30

Date of reporting period: SEPTEMBER 30, 2004

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH U.S. MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)
(expressed in U.S. dollars)



			Annualized

			Yield on
Principal									Maturity
			Date of
Amount									Date
			Purchase			Value
------------								-----------
			-----------			----------

		BANK NOTES (6.3%)
 $39,700,000 	BNP Paribas						04/15/05
			1.320%	 	 	$39,574,560
45,000,000 		Canadian Imperial Bank of Commerce*		10/08/04
			1.689 	  		45,000,473
30,000,000 		Royal Bank of Canada*				10/27/04
			1.765 	  		29,998,374
50,000,000 		U.S. Bank NA					11/17/04
			1.170 	  		50,001,941
25,000,000 		U.S. Bank NA					03/11/05
			1.200 	  		24,998,253

							-----------
		Total Bank Notes
							189,573,601

							-----------

		CERTIFICATES OF DEPOSIT (8.8%)
25,000,000 		ABN Amro Bank NV					10/29/04
			1.370 	  		24,999,806
50,000,000 		Bank of Montreal					10/12/04
			1.500 	  		50,000,000
25,000,000 		Deutsche Bank AG					12/03/04
			1.510 	  		25,000,000
25,000,000 		Rabobank Nederland NV				10/29/04
			1.360 	  		25,000,000
40,000,000 		Royal Bank of Scotland				02/23/05
			1.330 	  		39,981,260
20,000,000 		Societe Generale					05/31/05
			2.000 	  		20,000,000
50,000,000 		UBS AG (Stamford)					03/14/05
			1.205 	  		49,869,065
28,250,000 		Washington Mutual, Inc.				12/14/04
			1.820 	  		28,250,000

							-----------
		Total Certificates of Deposit
							263,100,131

							-----------

		COMMERCIAL PAPER (51.6%)
50,000,000 		Bank of America Corp.				11/29/04
			1.700 	  		49,860,694
75,000,000 		Bear Stearns & Co., Inc.			10/06/04
			1.740 	  		74,981,875
18,000,000 		Beta Financial Group, Inc.			11/18/04
			1.650 	  		17,960,400
47,500,000 		Beta Financial Group, Inc.			01/14/05
			1.880 	  		47,239,542
125,000,000 	BMW U.S. Capital LLC				10/01/04
			1.860 	  		125,000,000
42,000,000 		CC (USA), Inc.					10/13/04
			1.500 	  		41,979,000
21,500,000 		CC (USA), Inc.					11/26/04
			1.660 	  		21,444,482
25,000,000 		CIT Group Holdings, Inc.			10/18/04
			1.600 	  		24,981,111
50,000,000 		Citigroup Global Market Holdings, Inc.	10/20/04
			1.550 	  		49,959,097
25,275,000 		City of Chicago, Illinois			11/01/04
			1.650 	  		25,239,089
25,000,000 		Credit Suisse First Boston Corp.		10/08/04
			1.500 	  		24,992,709
38,750,000 		Credit Suisse First Boston Corp.		11/12/04
			1.640 	  		38,675,858
25,000,000 		General Electric Capital Corp.		11/26/04
			1.680 	  		24,934,667
50,000,000 		General Electric Capital Corp.		12/15/04
			1.720		 	  	49,820,833
25,000,000 		Goldman Sachs Group, Inc.			11/23/04
			1.650 	  		24,939,271
50,000,000 		Goldman Sachs Group, Inc.			01/05/05
			1.360 	  		49,818,667
25,000,000 		HBOS Treasury Services, Plc.			11/18/04
			1.650 	  		24,945,000
50,000,000 		HBOS Treasury Services, Plc.			11/29/04
			1.660 	  		49,863,973
25,000,000 		Hewlett-Packard Co.				10/25/04
			1.600 	  		24,973,333
50,000,000 		ING Funding LLC					10/06/04
			1.500 	  		49,989,583
25,000,000 		ING Funding LLC					11/15/04
			1.700 	  		24,946,875
17,245,000 		International Lease Finance Corp.		10/06/04
			1.560 	  		17,241,263
26,000,000 		International Lease Finance Corp.		10/21/04
			1.600 	  		25,976,889
75,000,000 		Koch Industries, Inc.				10/01/04
			1.850 	  		75,000,000
25,000,000 		Lloyds TSB Group, Plc.				03/17/05
			1.960 	  		24,772,694
18,428,000 		National Rural Utilities Cooperative
        		   Finance Corp.					11/05/04
			1.780 	  		18,396,109
25,000,000 		National Rural Utilities Cooperative
        		   Finance Corp.					11/10/04
			1.780 	  		24,950,556
30,000,000 		Network Rail, Ltd.				01/06/05
			1.780 	  		29,856,116
80,000,000 		Rabobank USA Financial Corp.			10/01/04
			1.860 	  		80,000,000
30,000,000 		SLM Corp.						12/01/04
			1.770 	  		29,910,025
50,000,000 		Societe Generale					12/01/04
			1.680 	  		49,857,667
30,000,000 		Steamboat Funding Corp.				10/01/04
			1.790 			30,000,000
18,485,000 		Three Rivers Funding Corp.			10/01/04
			1.610 			18,485,000
50,000,000 		Tulip Funding Corp.				10/25/04
			1.570 			49,947,667
75,000,000 		UBS Finance, Ltd.					10/01/04
			1.880 			75,000,000
125,000,000 	Variable Funding Capital Corp.		10/01/04
			1.870 			125,000,000

							-------------
		Total Commercial Paper
							1,540,940,045

							-------------



									NOT FDIC INSURED / NO BANK
GUARNTEE / MAY LOSE VALUE
										www.bbhfunds.com


BBH U.S. MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)

September 30, 2004 (unaudited)
(expressed in U.S. dollars)




			Annualized

			Yield on
Principal									Maturity
			Date of
Amount									Date
			Purchase			Value
------------								-----------
			-----------			----------

		CORPORATE BOND (1.7%)
 $50,000,000 	Abbey National Treasury Services, Plc.*	10/19/04
		1.736%				$49,997,812

							-----------

		MUNICIPAL BOND (1.2%)
 35,700,000 	Los Angeles, California, Water & Power
        		  Revenue*						10/07/04
		1.840 				35,700,000

							-----------

		U.S. GOVERNMENT AGENCY OBLIGATIONS (17.7%)

29,000,000 		Federal Farm Credit Bank*			10/05/04
		1.881 	  			29,000,000
40,000,000 		Federal Farm Credit Bank*			10/05/04
		1.326 	  			40,000,000
25,000,000 		Federal Farm Credit Bank			10/08/04
		1.250 	  			24,993,925
75,000,000 		Federal Home Loan Mortgage Corp.*		10/01/04
		1.590 	  			74,994,931
50,000,000 		Federal Home Loan Mortgage Corp.		11/23/04
		1.660 	  			49,877,806
50,000,000 		Federal Home Loan Mortgage Corp.		12/31/04
		1.740 	  			49,780,083
50,000,000 		Federal Home Loan Mortgage Corp.		01/24/05
		1.930 	  			49,691,736
42,206,000 		Federal Home Loan Mortgage Corp.		03/01/05
		2.000 	  			41,851,938
94,025,000 		Federal National Mortgage Assoc.*		10/05/04
		1.891 				94,025,000
50,000,000 		Federal National Mortgage Assoc.		12/08/04
		1.750 				49,834,722
25,000,000 		Federal National Mortgage Assoc.		07/15/05
		7.000 				25,943,807

							-----------
		Total U.S. Government Agency Obligations
							529,993,948

							-----------

		TIME DEPOSITS (12.6%)
125,000,000 	Westdeutsche Landesbank 			10/01/04
		1.900 				125,000,000
50,200,000 		Deutsche Bank AG					10/01/04
		1.900 				50,200,000
75,000,000 		Dresdner Bank					10/01/04
		1.860 				75,000,000
50,000,000 		ING Groep NV					10/01/04
		1.880 				50,000,000
75,000,000 		Royal Bank of Canada				10/01/04
		1.938 				75,000,000

							-----------
		Total Time Deposits
							375,200,000

							-----------


TOTAL INVESTMENTS, AT AMORTIZED COST
		99.9%					$2,984,505,537
LIABILITIES IN EXCESS OF OTHER ASSETS
		0.1 					3,737,886

		------				--------------
NET ASSETS
		100.0%	 			$2,988,243,423

		------				--------------

		------				--------------




*Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the September 30, 2004 coupon rate.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and requently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy,
 sell, or hold any of
      the securities listed.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit
 Insurance Corporation or any other
government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

For more complete information on the fund,
 call 1-800-625-5759 for a prospectus or
visit www.bbhfunds.com. You should consider
 the fund's
investment objectives, risks, charges, and
 expenses carefully before you invest.
Information about these and other important
 subjects is
in the Fund's prospectus, which
you should read carefully before investing.


     The BBH Fund Family is managed by Brown
Brothers Harriman. The Distributor is
Edgewood Services, Inc.

     Date of first use: 10/04.
NOT FDIC INSURED / NO BANK GUARNTEE
 / MAY LOSE VALUE
www.bbhfunds.com


ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the
registrant's disclosure controls and
 procedures as conducted
     within 90 days of the filing date of
 this Form N-Q, the registrant's principal financial officer and principal executive officer have
concluded that those disclosure controls
 and procedures provide
     reasonable assurance that the material
 information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no significant changes
 in the registrant's internal controls
 or in other
     factors that could significantly affect
t these controls subsequent to the date of their evaluation.



ITEM 3. EXHIBITS.

(a)	The certifications required by Rule
 30a-2(a) under the Act are attached as
 exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1.	I have reviewed this report on Form N-Q
on behalf of: BBH U.S. Money Market Portfolio
    	("registrant");

2.	Based on my knowledge, this report does
 not contain any untrue statement of a material fact or omit to state a material fact necessary to make
 the statements made, in light of the
circumstances under which such
   	statements were made, not misleading
 with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of
 investments included in this report, fairly present in all material
   	respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer
 and I are responsible for establishing and maintaining disclosure
  	controls and procedures (as defined in
 rule 30a-3(c) under the Investment Company
 Act of 1940) for the registrant and have:

a.	designed such disclosure controls
and procedures, or caused such disclosure
 controls and procedures
   		to be designed under our supervision,
 to ensure that material information relating to the registrant,
   		including its consolidated
subsidiaries, is made known to us by others
 within those entities,
      	particularly during the period
 in which this report is being prepared;


b.	designed such internal control over
 financial reporting, or caused such
internal control over financial reporting
   		to be designed under our supervision,
 to provide reasonable assurance regarding the reliability of financial reporting
 		and the preparation of financial
statements for external purposes in accordance
 with generally accepted accounting
  		principles.


c.	evaluated the effectiveness of
 the registrant's disclosure controls
 and procedures and presented in this
 report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report
based on such evaluation; and

d.	disclosed in this report any change in the
registrant's internal control over
financial reporting that occurred
during the
registrant's most recent fiscal quarter that
 has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the
   registrant's board of directors (or persons performing the equivalent functions):

a.	all significant deficiencies and material
 weaknesses in the design or operation of internal control over
   		financial reporting which are reasonably likely to adversely affect the registrant's ability to record,
   		process, summarize, and report financial information; and

b.	any fraud, whether or not material, that
 involves management or other employees
 who have a significant
   		role in the registrant's internal
 control over financial reporting.



Date:  November 19, 2004


/s/John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE
 FINANCIAL OFFICER.

I, Michael D. Martins, certify that:

1.	I have reviewed this report on Form N-Q on
 behalf of: BBH U.S. Money Market Portfolio ("registrant");

2.	Based on my knowledge, this report does not
 contain any untrue statement of a material fact or omit to
   	state a material fact necessary to make the statements made, in light of the circumstances under which such
  	statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of
investments included in this report, fairly present in all material
  	respects the investments of the registrant as of, the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer
 and I are responsible for establishing and maintaining disclosure
  	controls and procedures (as defined in
rule 30a-3(c) under the Investment Company Act
 of 1940) for the
  	registrant and have:

a.	designed such disclosure controls and
 procedures, or caused such disclosure
controls and procedures
   		to be designed under our supervision,
 to ensure that material information relating to the registrant,
   		including its consolidated subsidiaries, is made known to us by others within those entities,

      	particularly during the period in
which this report is being prepared;


b.	designed such internal control over financial
 reporting, or caused such internal control over financial reporting
   		to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting
  		and the preparation of financial statements for external purposes in accordance with generally accepted accounting
  		principles.


c.	evaluated the effectiveness of the registrant's
disclosure controls and procedures and
presented in this report our
    		conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior
    		to the filing date of this report based
 on such evaluation; and

d.	disclosed in this report any change in the
registrant's internal control over
financial reporting that occurred
during the
registrant's most recent fiscal quarter
that has materially affected, or is
reasonably likely to materially affect,
 the
registrant's internal control over
financial reporting; and

5.	The registrant's other certifying officer
 and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or
persons performing the equivalent functions):

a.	all significant deficiencies and
material weaknesses in the design or
operation of internal control over
   		financial reporting which are reasonably likely to adversely affect the registrant's ability to record,
   		process, summarize, and report financial information; and

b.	any fraud, whether or not material, that
 involves management or other employees
 who have a significant
   		role in the registrant's internal
 control over financial reporting.



Date:  November 19, 2004


/s/ Michael D. Martins
==========================
Michael D. Martins
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the Securities
 Exchange Act of 1934 and the Investment Company
 Act of 1940, the
 registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly  authorized.

(Registrant)   BBH U.S. Money Market Portfolio
             -------------------------------------


By (Signature and Title)*   /s/ John A. Nielsen
                           -----------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)

Date:  November 19, 2004









Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
 Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Michael D. Martins
                          -------------------------
                          Michael D. Martins, Treasurer
                          (Principal Financial Officer)

Date: November 19, 2004


Print name and title of each signing officer under his or her signature.


 BBH U.S. Money Market Portfolio Sept. 30, 2004